Income Per Share Attributable to Equity Holders of the Company (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Income (Loss) Per Share Attributable to Equity Holders of the Company [Line Items]
Share purchase warrant
Warrants [member]
Income (Loss) Per Share Attributable to Equity Holders of the Company [Line Items]
Purchase of warrants outstanding	18,900,000